Exploration and Evaluation Assets	12 Months Ended
Apr. 30, 2019
Text block [abstract]
Exploration and Evaluation Assets
9.	Exploration and Evaluation Assets

a)	American Consolidated Minerals (“AJC”) properties

Pursuant to the Acquisition of AJC, the Company has acquired the rights to three exploration properties as follows:

i)	Lone Ranch, U.S.A

The Company acquired the right to a 100% undivided interest, in 73 mining claims located in Ferry County, Washington State, United States of America. During the year ending April 30, 2019, management has decided to abandon the property and all costs associated with this property have been written off in the Statements of Operations and Comprehensive Income (Loss).

ii)	Toiyabe, U.S.A

The Company has the right to acquire a 100% undivided interest, subject to a 3% NSR, in 165 mining claims located in Lander County, Nevada, United States of America (“Toiyabe”) from MinQuest Inc. (“MinQuest”). Consideration to be paid for the interest is USD$900 (payable over 5 years commencing October 19, 2018) and the Company must incur total exploration expenditures of USD$1,025 on the property by October 19, 2018 (incurred) as agreed by MinQuest.

Annual payments commencing October 19, 2018 are $60 (paid), $80, $100, $120, $140 and $400 respectively. The optionor has also granted the Company the right to purchase up to one-half of the NSR (or 1.5%) on the basis of USD $2,000 per each 1% of the royalty.

iii)	Sierra Rosario, Mexico

The Company acquired a 100% interest in the 978-hectare Sierra Rosario Property, over 2 claims that are located in the state of Sinaloa, Mexico. During the year ended April 30, 2019, the Company completed the sale of the property for proceeds of $128 ($100 USD). The excess of property costs over the recovered amount of $1,013 (2018—$Nil; 2017—$Nil) was recognized as a loss in the Statement of Profit or Loss and Other Comprehensive Income (Loss) in the year ended April 30, 2018.

b)	Creston Moly (“Creston”) properties

i)	El Creston Project, Mexico

The Company acquired a 100% interest in the nine mineral claims known as the El Creston molybdenum property located northeast of Hermosillo, State of Sonora, Mexico, which has completed a Preliminary Economic Assessment on the property based on zones of porphyry-style molybdenum (“Mo”)/copper (“Cu”) mineralization. The mineral concessions are subject to a 3% net profits interest.

ii)	Ajax Project, Canada

The Company acquired a 100% interest in six mineral claims known as the Ajax molybdenum property located in B.C.

c)	Santa Fe property

On November 21, 2017, the Company announced it had entered into a Letter of Intent (“LOI”) with third parties to acquire the Santa Fe property located in the state of Sinaloa, Mexico.

During the year ended April 30, 2018, the Company completed its due diligence and decided not to proceed with the acquisition. The Santa Fe property investigation costs of $433, as well as costs on other properties being investigated, were expensed as property investigation costs in the prior year.

	AJC Properties	Creston Properties	Total
Acquisition costs:
Balance, April 30, 2017	$1,214	$2,001	$3,215
Property disposition	(970)	—	(970)
Recovery of disposal of E&E Asset	(128)	—	(128)
Effect of foreign exchange	(80)	—	(80)

Balance, April 30, 2018 & April 30, 2019	36	2,001	2,037

Exploration costs:
Balance, April 30, 2017	$1,712	$1,028	$2,740
Exploration cost	23	—	23
Drilling	18	—	18
Geological	31	13	44
Legal fees	—	15	15
Maintenance	62	274	336
Property disposition	(37)	—	(37)
Effect of foreign exchange	—	1	1

Balance, April 30, 2018	1,809	1,331	3,140
Geological	22	1	23
Recovery of property costs	(32)	0	(32)
Maintenance	121	273	394
Property disposition	(82)	0	(82)
Effect of foreign exchange	22	9	31

Balance, April 30, 2019	$1,860	$1,614	$3,474

Total Exploration and Evaluation Assets

Balance, April 30, 2018	$1,845	$3,332	$5,177

Balance, April 30, 2019	$1,896	$3,615	$5,511